Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Plan Termination	Plan TerminationAlthough the Company has not expressed any intent to do so, it has the right to reduce or suspend contributions at any time and to terminate the Plan, subject to the provisions of ERISA.